2014 Private Placements - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended		3 Months Ended
	Jan. 31, 2013	Mar. 31, 2014	Dec. 31, 2013	Jan. 31, 2014 January Private Placements	Feb. 28, 2014 February Private Placements	Mar. 31, 2014 2014 Private Placements [Member]
Class of Warrant or Right [Line Items]
Private offering, aggregate principal amount				$ 11,325,000	$ 16,050,000
Secured convertible promissory notes, interest rate				15.00%	15.00%	15.00%
Warrants to purchase, exercise price	0.25			5.00		5.00
Proceeds from private offering		27,375,000		10,506,000	14,919,000
Debt Conversion, Description						The shares of common stock issuable upon conversion of the 15% Notes shall equal (i) the principal amount of the note divided by (ii) $5.00 (the "Conversion Price").
Debt, conversion price per share						$ 5.00
Debt instrument, percentage of principal and Accrued interest			115.00%			115.00%
Derivative liability		$ 21,709,350
Warrants, issued for advisory services	200,000					5,475,000
Warrant exercise period	5 years					5 years